Stock Plans and Stock-Based Compensation	9 Months Ended
Sep. 30, 2013
Stock Plans and Stock-Based Compensation

11. Stock Plans and Stock-Based Compensation

Stock Plans

In August 2003, the Company’s stockholders approved the 2003 Equity Incentive Plan (2003 Plan), under which shares of common stock are reserved for the granting of options, stock bonuses, and restricted stock awards by the Company. These awards may be granted to employees, members of the Board of Directors, and consultants to the Company. The 2003 Plan has a term of ten years and replaced the 1993 Stock Option Plan, which had similar terms. The 2003 Plan permits the Company to (i) grant incentive stock options to directors and employees at not less than 100% of the fair value of common stock on the date of grant; (ii) grant nonqualified options to employees, directors, and consultants at not less than 85% of fair value; (iii) award stock bonuses; and (iv) grant rights to acquire restricted stock at not less than 85% of fair value. Options generally vest over a four- or five-year period and have a term of ten years. Options granted to 10% stockholders have a maximum term of five years and require an exercise price equal to at least 110% of the fair value on the date of grant. The exercise price of all options granted to date has been at least equal to the fair value of common stock on the date of grant. Restricted stock units granted in 2007 vested over a four- or five-year period, subject to certain performance conditions, and terminated on August 19, 2012.

Stock Plan Activity

In March 2008, the Company’s Board of Directors approved an exchange offer program (the Exchange Offer) under which current employees, directors, and scientific advisory board members could elect to exchange all of their unexercised stock options with an exercise price of greater than $127.20 and cancel all of their restricted stock units in exchange for new stock options for the same number of shares as the unexercised stock options being exchanged. The newly granted options would be issued under the 2003 Plan and have an exercise price equal to the fair value of the Company’s common stock on the date of grant, and a term of ten years. New options replacing vested canceled options would be fully vested upon grant and new options replacing unvested canceled options would vest over a three-year period. In June 2008, under this program, unexercised options for 46,130 shares and 7,552 restricted stock units were canceled and exchanged for 46,130 new options at an exercise price of $39.75 per share. For stock options granted under the Exchange Offer, the Company will recognize the remaining unamortized expense related to the original options as of the exchange date of $5.2 million over the vesting period of the new awards. The incremental expense resulting from the Exchange Offer of $0.5 million will also be recognized over the same period. In the years ended December 31, 2012 and 2011, the Company recognized $0.0 million and $0.8 million, respectively, of noncash stock-based compensation expense related to the new awards, including a portion of the unamortized expense related to the original options as of the exchange date.

As of September 30, 2013, December 31, 2012 and 2011, 50,780, 36,707 shares and 18,494 shares were available for grant under the 2003 Plan.

The following table summarizes stock option activity:

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price of Options	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding as of December 31, 2011	121,983	$35.77	4.58	$3
Vested and expected to vest as of December 31, 2011	121,224	$35.77	4.55	$3

Exercisable as of December 31, 2011	100,526	$39.75	3.87	$2
Options granted	15,094	4.77
Options exercised	(19)	15.90
Options forfeited	(11,139)	14.31
Options expired	(22,159)	33.39

Outstanding as of December 31, 2012	103,760	$34.19	4.43	$0

Vested and expected to vest as of December 31, 2012	103,288	$34.19	4.41	$0

Exercisable as of December 31, 2012	87,849	$38.96	3.84	$0

Options granted (unaudited)	—			$0
Options exercised (unaudited)	(78)	4.77
Options forfeited (unaudited)	(3,404)	10.35
Options expired (unaudited)	(10,669)	31.33

Outstanding as of September 30, 2013 (unaudited)	89,609	35.15	4.01	$0

Vested and expected to vest as of September 30, 2013 (unaudited)	89,305	35.25	4.00	$0

Exercisable as of September 30, 2013 (unaudited)	81,951	37.92	3.62	$0

The following table summarizes information about stock options outstanding as of September 30, 2013 (unaudited):

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Term (Years)	Number of Shares
$4.77	12,265	8.32	5,111
$9.54	943	5.67	943
$15.90	16,582	6.19	16,079
$23.85	642	5.35	642
$30.21	29,612	0.66	29,612
$39.75	24,033	4.67	24,033
$54.86	189	1.68	189
$62.81	1,887	2.13	1,887
$238.50	3,456	2.98	3,456

	89,609	4.01	81,951

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Term (Years)	Number of Shares
$4.77	14,446	8.47	3,355
$9.54	943	6.42	865
$15.90	20,328	6.02	15,622
$23.85	893	6.14	857
$30.21	32,103	1.35	32,103
$39.75	29,218	4.81	29,218
$54.86	189	2.43	189
$62.81	2,138	2.58	2,138
$238.50	3,501	3.70	3,501

	103,759	4.43	87,848

No restricted stock units were granted in the nine months ended September 30, 2013 or the years ended December 31, 2012 and 2011. No restricted stock units vested in the nine months ended September 30, 2013 or the years ended December 31, 2012 and 2011. As of September 30, 2013, December 31, 2012 and 2011, there were 0 and 9 restricted stock units outstanding, respectively, with a weighted-average grant date fair value of $238.50 per share and a weighted-average remaining contractual term of 0.00 and 0.64 years, respectively. No expense has been recorded to date related to the Company’s restricted stock units, as no restricted stock units have vested. Vesting of the restricted stock units is contingent upon either an initial public offering of the Company’s common stock or a change in control.

Grant Date Fair Value

The following table presents the weighted-average assumptions the Company used with the Black-Scholes valuation model to derive the grant date fair value-based measurements of employee and director stock options and the resulting estimated weighted-average grant date fair-value-based measurements per share:

	Year Ended December 31,		Nine Months Ended September 30,
	2012	2011	2013	2012
			(unaudited)
Weighted-average assumptions:
Expected term	6.25 yrs	6.25 yrs	6.25 yrs	6.25 yrs
Expected volatility	100%	100%	101%	103%
Risk-free interest rate	1.01%	1.27%	1.85%	0.96%
Expected dividend yield	0%	0%	0%	0%
Weighted-average grant date fair value-based measurement per share	$3.97	$11.13	$3.97	$3.97

Expected Term

The Company does not believe it can place reliance on its historical exercise and post-vesting termination activity to provide accurate data for estimating the expected term. Therefore, for stock option grants made during the nine months ended September 30, 2013 and years ended December 31, 2012 and 2011, the Company has opted to use the simplified method for estimating the expected term.

Expected Volatility

As the Company does not have any trading history for its common stock, the expected stock price volatility for the Company’s common stock was estimated by considering the volatility rates of publicly traded peer entities within the life sciences industry.

Risk-Free Interest Rate

The risk-free interest rate assumption was based on U.S. Treasury instruments with constant maturities whose term was consistent with the expected term of stock options granted by the Company.

Expected Dividend Yield

The Company has never declared or paid cash dividends and does not plan to pay cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero.

Common Stock Fair Value

The Company’s Board of Directors has historically determined the fair value of the Company’s common stock for the purpose of pricing the Company’s equity awards to employees, directors, and consultants. As there has been no public market for the Company’s common stock, the Company’s Board of Directors, in making such fair value determinations, considered a number of factors, including the price at which Preferred Stock was issued to outside investors in arm’s-length transactions, the rights, preferences, and privileges of the Preferred Stock relative to the common stock, important developments relating to advancement of the Company’s technology and clinical programs, the Company’s stage of development and business strategy, the likelihood of achieving a liquidity event for the shares of common stock, such as an initial public offering or sale of the Company, prevailing market conditions, and the market prices of various publicly held life sciences companies. Additionally, the Board of Directors considered contemporaneous valuations provided by third-party valuation specialists.

Forfeitures

The Company estimates forfeitures at the time of grant and revises these estimates in subsequent periods if actual forfeitures differ from those estimates. Changes in forfeiture estimates impact compensation in the period in which the change occurs.

The total intrinsic value of options exercised in the nine months ended September 30, 2013 and years ended December 31, 2012 and 2011, was $0, $0 and $3,000, respectively.

Vested and Unvested Awards

The total fair value of options vested in the nine months ended September 30, 2013 and years ended December 31, 2012 and 2011, was $0.0 million, $0.1 million and $0.1 million, respectively.

As of September 30, 2013 and December 31, 2012, the total compensation expense related to unvested employee stock options to be recognized in future periods, excluding estimated forfeitures, was less than $100,000 and $0.2 million, respectively. The weighted-average periods over which this compensation expense is expected to be recognized are 2.2 years and 2.0 years as of September 30, 2013 and December 31, 2012, respectively. The weighted-average period over which compensation expense related to these restricted stock units is expected to be recognized is not determinable, as vesting is contingent upon future events.

Stock-Based Compensation Expense

Employee and Director Expense

Employee and director stock-based compensation expense recorded was as follows (in thousands):

	Year Ended December 31		Nine Months Ended September 30,
	2012	2011	2013	2012
			(unaudited)
Research and development	$26	$380	$16	$20
General and administrative	54	377	33	43

Total	$80	$757	$49	$63

In January 2004, the Company’s Board of Directors canceled outstanding employee options under the 1993 Stock Option Plan and replaced them with new options to purchase 1,230 shares of common stock under the 2003 Plan at an exercise price of $30.21 per share. These replacement options were fully vested on the grant date and are exercisable for ten years, or 18 months after an initial public offering, if earlier. All replacement options are being accounted for as variable from the date of issuance to the date the options are exercised, forfeited or expire. During the nine months ended September 30, 2013 and years ended December 31, 2012 and 2011, as a result of decreases in the fair market value of its common stock, the Company did not record any compensation expense related to these options.

Non-Employee Expense

The Company has issued options to purchase shares of common stock to members of its Scientific Advisory Board (SAB) and certain consultants. The stock options have various exercise prices, a term of ten years, and vest over periods up to sixty months. In 2011, the Company did not grant any options to its SAB members or consultants. In 2012 the Company granted options to purchase 3,145 to its SAB members and consultants. As of December 31, 2012, options to purchase 3,432 shares of common stock remained unvested, and compensation related to these stock options is subject to periodic adjustment as the shares vest. The Company recorded $200 (unaudited), $1,000 and $6,000 of expense in the nine months ended September 30, 2013 and years ended December 31, 2012 and 2011, respectively, related to these awards.

The Company has not recognized, and does not expect to recognize in the near future, any tax benefit related to employee stock-based compensation costs.